As filed with the U.S. Securities and Exchange Commission on October 16, 2019.

1933 Act File No. 333-141345

1940 Act File No. 811-22037

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 38	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 40	[X]

(Check appropriate box or boxes)

Stone Harbor Investment Funds

(Exact Name of Registrant as Specified in Charter)

31 West 52nd Street, 16th Floor

New York, NY 10019

(Address of Principal Executive Offices)

Registrant's Telephone Number, Including Area Code: (212) 548-1022

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and Address of Agent for Service)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Stone Harbor Investment Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 38 under the Securities Act and Amendment No. 40 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 16th day of October, 2019.

STONE HARBOR INVESTMENT FUNDS (Registrant)
By: /s/ Peter J. Wilby
Peter J. Wilby President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of October, 2019.

SIGNATURE	TITLE	DATE
/s/ Peter J. Wilby	President	October 16, 2019
Peter J. Wilby
/s/ Thomas M. Reynolds	Principal Financial and Accounting Officer	October 16, 2019
Thomas M. Reynolds
/s/ Alan Brott*	Trustee	October 16, 2019
Alan Brott
/s/ Heath B. McLendon*	Trustee	October 16, 2019
Heath B. McLendon
/s/ Thomas K. Flanagan*	Trustee	October 16, 2019
Thomas K. Flanagan
/s/ Patrick Sheehan*	Trustee	October 16, 2019
Patrick Sheehan
/s/ Glenn Marchak*	Trustee	October 16, 2019
Glenn Marchak
/s/ Bruce Speca*	Trustee	October 16, 2019
Bruce Speca

* By: /s/ Adam J. Shapiro
Adam J. Shapiro
Attorney-In-Fact October 16, 2019

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase